Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2017	Mar. 31, 2017
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 1,573	¥ 1,844
Fair value	24	22
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	1,371	1,546
Fair value	23	21
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	202	298
Fair value	1	1
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	1,727	1,994
Fair value	¥ (26)	¥ (23)